As filed with the Securities and Exchange Commission on November 18, 2015

1933 Act Registration No. 333-201473
1940 Act Registration No. 811-22926

United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 7	[X]

and/or

Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 9	[X]

Elkhorn ETF Trust
(Exact name of registrant as specified in charter)

207 Reber Street, Suite 201
Wheaton, IL 60187
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 355-4676

Benjamin T. Fulton
Elkhorn ETF Trust
207 Reber Street, Suite 201
Wheaton, IL 60187
(Name and Address of Agent for Service)

Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[   ]   immediately upon filing pursuant to paragraph (b)
[X]   on November 25, 2015 pursuant to paragraph (b)
[   ]   60 days after filing pursuant to paragraph (a)(1)
[   ]   on (date) pursuant to paragraph (a)(1)
[   ]   75 days after filing pursuant to paragraph (a)(2)
[   ]   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 7

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 2, as it relates to the Elkhorn FTSE RAFI U.S. Equity Income ETF, the Elkhorn FTSE RAFI Developed ex-U.S. Equity Income ETF and the Elkhorn FTSE RAFI Emerging Equity Income ETF (formerly, the Elkhorn RAFI U.S. Equity Income ETF, the Elkhorn RAFI Developed ex-U.S. Equity Income ETF and the Elkhorn RAFI Emerging Equity Income ETF, respectively) (collectively, the “Funds”), each a series of the Registrant, until November 25, 2015.  Parts A, B and C of the Registrant’s Post-Effective Amendment No. 2 under the Securities Act of 1933 as it relates to the Funds, filed on August 21, 2015, are incorporated by reference herein.

               Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on November 18, 2015.

Elkhorn ETF Trust

By: /s/ Benjamin T. Fulton
    Benjamin T. Fulton, Trustee

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Benjamin T. Fulton	President and Chief Executive Officer	November 18, 2015
Benjamin T. Fulton

Bruce Howard*	) Trustee)
	)	By: /s/ Benjamin T. Fulton
Gregory D. Bunch*	) Trustee)	Benjamin T. Fulton Attorney-In-Fact
	)	November 18, 2015
Jeffrey P. Helton*	) Trustee)
)

*
An original power of attorney authorizing Graham Day, Benjamin T. Fulton and Philip L. Ziesemer to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

[Chapman and Cutler LLP]

November 18, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:Elkhorn ETF Trust

Ladies and Gentlemen:

On behalf of the Elkhorn ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 7 and under the Investment Company Act of 1940, as amended, Amendment No. 9 to the Registrant’s registration statement on Form N-1A (the “Amendment”).  The Amendment relates to the Elkhorn FTSE RAFI U.S. Equity Income ETF, the Elkhorn FTSE RAFI Developed ex-U.S. Equity Income ETF and the Elkhorn FTSE RAFI Emerging Equity Income ETF (formerly, the Elkhorn RAFI U.S. Equity Income ETF, the Elkhorn RAFI Developed ex-U.S. Equity Income ETF and the Elkhorn RAFI Emerging Equity Income ETF, respectively), each a series of the Registrant.  This Amendment is being filed pursuant to Rule 485(b) of the Securities Act and will become effective on November 25, 2015.

If we may cooperate with you in any way in the processing of this Amendment, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By: /s/ Walter L. Draney
Walter L. Draney